SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Air conditioning equipment [Member]
Estimated life of Property and Equipment	5 years	5 years
Office Equipment [Member]
Estimated life of Property and Equipment	3 years	3 years